FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Amortized cost
Financial assets by category
Financial assets	$ 241,154,064	$ 271,076,659
Fair value
Financial assets by category
Financial assets	7,841,996	11,695,528
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets	38,456,989	44,473,270
Other financial assets | Amortized cost
Financial assets by category
Financial assets	444,530	634,553
Other financial assets | Fair value
Financial assets by category
Financial assets	889,393	11,695,528
Trade receivables | Amortized cost
Financial assets by category
Financial assets	187,509,041	207,320,974
Other receivables | Amortized cost
Financial assets by category
Financial assets	14,743,504	$ 18,647,862
Other receivables | Fair value
Financial assets by category
Financial assets	$ 6,952,603